Mergers, Acquisitions and Investment - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions												3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 04, 2018 USD ($)	Jan. 05, 2018 USD ($) T	Oct. 20, 2017 USD ($)	Aug. 01, 2017 USD ($)	Jul. 17, 2017 USD ($) T	Jun. 09, 2017 USD ($) shares T	Jun. 06, 2017 USD ($) $ / shares T	Mar. 13, 2017 USD ($) T	Apr. 01, 2016 USD ($)	Jan. 19, 2016 USD ($)	Oct. 01, 2015 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 T	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($) shares	Apr. 30, 2017	Sep. 30, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill														$ 5,577.6	$ 5,528.3		$ 4,778.1
Finite-Lived Intangible Assets, Useful Life														16 years 7 months 6 days
Deferred payment, tax make-whole payment and unpaid (unreceived) working capital														$ (25.0)	4.6		3.5
Equity Method Investments														457.8	360.6		$ 328.9
Gross Carrying Amount														$ 4,318.3	4,227.0
Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life														1 year
Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life														40 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life														16 years 8 months 12 days
Gross Carrying Amount														$ 4,123.7	$ 4,046.2
Schluter Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired	$ 51.4
Business Acquisition, Purchase Price Allocation, Notes Payable and LT Debt	$ 7.5
Acquisition date	Sep. 04, 2018
Goodwill	$ 23.8
Property, plant, and equipment	27.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	21.5
Schluter Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 9.1
Finite-Lived Intangible Assets, Useful Life	10 years 6 months
Plymouth Packaging [Member]
Business Acquisition [Line Items]
Acquisition date		Jan. 05, 2018
Goodwill		$ 58.7
Property, plant, and equipment		35.2
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		12.6
Business Acquisition, Cost of Acquired Entity, Preliminary Purchase Price		201.9
Cash and cash equivalents		3.1
Deferred payment, tax make-whole payment and unpaid (unreceived) working capital		$ 25.1
Annual tons of fully integrated containerboard used | T		60,000
Other long-term assets		$ 26.2
Plymouth Packaging [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 61.9
Finite-Lived Intangible Assets, Useful Life		13 years
Grupo Gondi Investment [Member]
Business Acquisition [Line Items]
Acquisition date									Apr. 01, 2016
Payments to Acquire Interest in Joint Venture			$ 108.0						$ 175.0
Equity Method Investment, Ownership Percentage			32.30%						25.00%							27.00%
Equity Method Investments									$ 300.0
Pre-Tax Non-Cash Gain in Connection with Investment in Joint Venture									$ 12.1
Hannapak [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired				$ 61.4
Acquisition date				Aug. 01, 2017
Goodwill				$ 25.3
Property, plant, and equipment				9.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				13.9
Cash and cash equivalents				$ 0.6
Hannapak [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life				13 years
Gross Carrying Amount				$ 22.2
Island Container [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired					$ 84.7
Acquisition date					Jul. 17, 2017
Goodwill					$ 27.2
Property, plant, and equipment					5.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					$ 0.8
Expected Integration of Containerboard Into Corrugated Packaging Segment | T					80,000
Business acquisition, working capital settlement paid														1.2
Island Container [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life					8 years 6 months
Gross Carrying Amount					$ 43.0
U.S. Corrugated [Member]
Business Acquisition [Line Items]
Acquisition date						Jun. 09, 2017
Goodwill						$ 110.5
Property, plant, and equipment						30.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities						55.5
Cash and cash equivalents						$ 1.4
Increase in Containerboard Tons Due to the Vertical Integration of our Corrugated Packaging Segment | T						105,000
Increase in Containerboard Tons Due to Long-term Supply Contract | T						50,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination						$ 193.7
Business acquisition, working capital settlement received														$ 3.4
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						2.4									2.4
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						$ 136.1									$ 136.1
U.S. Corrugated [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles						$ 77.8
Finite-Lived Intangible Assets, Useful Life						7 years 6 months
MPS [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired							$ 1,351.1
Business Acquisition, Purchase Price Allocation, Notes Payable and LT Debt							$ 929.1
Acquisition date							Jun. 06, 2017
Goodwill							$ 900.9
Property, plant, and equipment							469.9
Cash and cash equivalents							$ 47.5
Business Acquisition, Share Price | $ / shares							$ 18.00
Expected Integration of Paperboard Into Consumer Packaging Segment | T							225,000
Fair value of share-based awards issued in business combinations							$ 1.9
Total liabilities and noncontrolling interest assumed							1,561.6
MPS [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Expected Integration of Paperboard Into Consumer Packaging Segment | T													100,000
MPS [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Gross Carrying Amount							$ 1,026.4
MPS [Member] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life							13 years
MPS [Member] | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life							16 years
Star Pizza Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired								$ 34.6
Acquisition date								Mar. 13, 2017
Goodwill								$ 2.2
Annual tons of fully integrated containerboard used | T								22,000
Business Acquisition, Working Capital Settlement								$ 0.7
Star Pizza Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								$ 24.8
Finite-Lived Intangible Assets, Useful Life								10 years
Packaging Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired										$ 94.1
Business Acquisition, Purchase Price Allocation, Notes Payable and LT Debt										$ 1.3
Acquisition date										Jan. 19, 2016
Goodwill										$ 9.3
Property, plant, and equipment										55.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities										25.8
Cash and cash equivalents										1.7
Collection of Escrow Receivable in Business Combination												$ 3.5
Packaging Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										$ 10.5
Packaging Acquisition [Member] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life										9 years
Packaging Acquisition [Member] | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life										15 years
SP Fiber [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired											$ 278.8
Business Acquisition, Purchase Price Allocation, Notes Payable and LT Debt											$ 13.7
Acquisition date											Oct. 01, 2015
Goodwill											$ 57.3
Property, plant, and equipment											324.8
Cash and cash equivalents											9.2
Total liabilities and noncontrolling interest assumed											$ 150.3
Percent Ownership in GPS											48.00%
Payment for Debt Owed by GPS											$ 36.5
SP Fiber [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											$ 13.5
Finite-Lived Intangible Assets, Useful Life											20 years